Real Estate Properties	3 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
REAL ESTATE PROPERTIES

NOTE 5 – REAL ESTATE PROPERTIES

A. The following table provides some detailed information about the Real estate investments:

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalization of costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple Farms	25.5%	47.5% right to profits	Planning	12/17/2021	10,015	273	10,288	3,091
Pecan Ranch West	100%	100%	Planning	11/15/2021	1,596	47	1,643	1,980
Pecan Ranch North	100%	100%	Planning	12/10/2021	2,855	12	2,867	2,925
Pecan Ranch Square	100%	100%	Planning	12/10/2021	917	11	928	1,136
Maple Grove Square	100%	100%	Planning	12/8/2021	534	6	540	729
Total					15,917	349	16,266	9,861

(*)	The Promote Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.

B. More details:

1.	Maple Farms - Sandy Point, Brazoria County, TX

A plot of land with a volume of about 770 acres, which is held as investment real estate. According to existing municipal plans in the land area, a main toll road (State Highway 99 Grand Parkway) is expected to pass in the coming years in close proximity to the land area.

2.	Pecan Ranch West - Bonney, Brazoria County, TX

A plot of land with a volume of about 74 acres, which is held as investment real estate.

3.	Pecan Ranch North - Bonney, Brazoria County, TX

A plot of land of approximately 148 acres, which is held as investment real estate.

4.	Pecan Ranch Square - Bonney, Brazoria County, TX

A plot of land with a volume of about 41 acres, which is held as investment real estate. The land is intended for the purpose of establishing a yielding real estate project for commercial purposes. Also, given the proximity to the highway (288) on the land area it will also be possible to build gas stations, refueling lanes for trucks, convenience stores and fast food.

The land is located, adjacent to the company’s Pecan Ranch project described in Note 4B3 above.

5.	Maple Grove Square - Angleton, Brazoria County, TX

A plot of land of approximately 15 acres, which is held as investment real estate.